Long-term investments - Rollforward (Details) $ in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	May 31, 2020 CAD ($)	May 31, 2020 USD ($)	May 31, 2020 AUD ($)	May 31, 2019 CAD ($)
Statement [line items]
Cost				$ 66,890
Fair value, balance at the beginning	$ 64,922
Investment	11,584
Divesture/ Transfer	(18,582)
Total changes	57,924
Change in fair value	(30,908)
Fair value, balance at the end	27,016
Level 1
Statement [line items]
Cost				49,897
Fair value, balance at the beginning	41,803
Investment	10,979
Divesture/ Transfer	(18,582)
Total changes	34,200
Change in fair value	(18,698)
Fair value, balance at the end	15,502
Level 3
Statement [line items]
Cost				16,993
Fair value, balance at the beginning	23,119
Investment	605
Divesture/ Transfer	0
Total changes	23,724
Change in fair value	(12,210)
Fair value, balance at the end	11,514
Tetra Bio-Pharma Inc.
Statement [line items]
Fair value, balance at the end	5,784
Tetra Bio-Pharma Inc. | Level 1
Statement [line items]
Cost				19,057
Fair value, balance at the beginning	17,216
Investment	0
Divesture/ Transfer	0
Total changes	17,216
Change in fair value	(11,432)
Fair value, balance at the end	5,784
National Access Cannabis Corp. | Level 1
Statement [line items]
Cost				11,574
Fair value, balance at the beginning	7,147
Investment	0
Divesture/ Transfer	(7,147)
Total changes	0
Change in fair value	0
Fair value, balance at the end	0
Aleafia Health Inc.
Statement [line items]
Fair value, balance at the end	3,320
Aleafia Health Inc. | Level 1
Statement [line items]
Cost				10,000
Fair value, balance at the beginning	8,445
Investment	0
Divesture/ Transfer	0
Total changes	8,445
Change in fair value	(5,125)
Fair value, balance at the end	3,320
Rapid Dose Therapeutics Inc.
Statement [line items]
Fair value, balance at the end	1,730
Rapid Dose Therapeutics Inc. | Level 1
Statement [line items]
Cost				5,400
Fair value, balance at the beginning	5,832
Investment	0
Divesture/ Transfer	(228)
Total changes	5,604
Change in fair value	(3,874)
Fair value, balance at the end	1,730
Fire & Flower Inc.
Statement [line items]
Fair value, balance at the end	237
Fire & Flower Inc. | Level 1
Statement [line items]
Cost				3,416
Fair value, balance at the beginning	2,823
Investment	10,979
Divesture/ Transfer	(13,413)
Total changes	389
Change in fair value	(152)
Fair value, balance at the end	237
High Tide Inc.
Statement [line items]
Fair value, balance at the beginning	165
High Tide Inc. | Level 1
Statement [line items]
Cost				450
Fair value, balance at the beginning	340
Investment	0
Divesture/ Transfer	0
Total changes	340
Change in fair value	(175)
Fair value, balance at the end	165
Resolve Digital Health Inc. One. | Level 3
Statement [line items]
Cost				718
Fair value, balance at the beginning	1,100
Investment	0
Divesture/ Transfer	0
Total changes	1,100
Change in fair value	(1,100)
Fair value, balance at the end	0
Resolve Digital Health Inc. Two. | Level 3
Statement [line items]
Cost				282
Fair value, balance at the beginning	282
Investment	0
Divesture/ Transfer	0
Total changes	282
Change in fair value	(282)
Fair value, balance at the end	0
Green Acre Capital Fund. | Level 3
Statement [line items]
Cost				2,000
Fair value, balance at the beginning	4,290
Investment	0
Divesture/ Transfer	0
Total changes	4,290
Change in fair value	(1,917)
Fair value, balance at the end	2,373
IBBZ Krankenhaus GmbH | Level 3
Statement [line items]
Cost				1,956
Fair value, balance at the beginning	1,965
Investment	0
Divesture/ Transfer	0
Total changes	1,965
Change in fair value	28
Fair value, balance at the end	1,993
Greenwell Brands GmbH | Level 3
Statement [line items]
Cost				152
Fair value, balance at the beginning	153
Investment	0
Divesture/ Transfer	0
Total changes	153
Change in fair value	2
Fair value, balance at the end	155
HighArchy Ventures Ltd. | Level 3
Statement [line items]
Cost				9,995
Fair value, balance at the beginning	9,995
Investment	0
Divesture/ Transfer	0
Total changes	9,995
Change in fair value	(4,998)
Fair value, balance at the end	4,997
Althea Group Holdings Ltd.
Statement [line items]
Fair value, balance at the end	4,266		$ 4,655
Althea Group Holdings Ltd. | Level 1
Statement [line items]
Cost				0
Fair value, balance at the beginning	0
Investment	0
Divesture/ Transfer	2,206
Total changes	2,206
Change in fair value	2,060
Fair value, balance at the end	4,266
Weekend Holdings Corp.
Statement [line items]
Fair value, balance at the end	1,379	$ 1,000
Weekend Holdings Corp. | Level 3
Statement [line items]
Cost				1,890
Fair value, balance at the beginning	5,334
Investment	0
Divesture/ Transfer	0
Total changes	5,334
Change in fair value	(3,955)
Fair value, balance at the end	1,379
Schroll Medical ApS | Level 3
Statement [line items]
Cost				$ 0
Fair value, balance at the beginning	0
Investment	605
Divesture/ Transfer	0
Total changes	605
Change in fair value	12
Fair value, balance at the end	$ 617